Condensed Financial Information - Parent Company Only - Condensed Statements of Financial Position (Parenthetical) (Details) - Parent - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Banking Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Investment under the equity method	₸ 233,595	₸ 221,293
Other Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Investment under the equity method	₸ 869,386	₸ 204,620